Annual Fund Operating Expenses - Class K - BLACKROCK BALANCED CAPITAL FUND, INC. - Class K Shares	Jan. 28, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.42%	[1],[2]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.27%	[3]
Expenses (as a percentage of Assets)	0.75%	[3]
Fee Waiver or Reimbursement	(0.25%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.50%	[1],[2]

[1]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, BlackRock has contractually agreed to waive its management fee by the amount of any management fees the Fund pays the manager of the Master Portfolios (defined below) indirectly through its investment in the Master Portfolios for as long as the Fund invests in the Master Portfolios. The contractual agreement may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, with the exception of the Fund’s investment in the Master Portfolios, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through January 31, 2022. The contractual agreements may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.